Note 11 - Finance Expenses and Income - Finance Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Interest income	R$ 1,068.0	R$ 454.0		R$ 458.8
Financial instruments at fair value through profit or loss	37.2			227.6
Other financial results	26.3	17.4		14.3
Finance income, before adoption of new accounting policies	1,131.5	471.4		700.7
Exceptional finance income	161.2
Effect of application of IAS 29 (hyperinflation)	346.2	182.5
Finance income	1,638.9	653.9	[1]	700.7	[1]
Cash and cash equivalents	454.8	270.7		233.4
Investment securities held for trading	0.1	12.9		26.9
Other receivables	613.1	170.4		198.5
Total	R$ 1,068.0	R$ 454.0		R$ 458.8

[1]	2018 and 2017 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).